Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash and balances at central banks	£ 8,730	£ 11,076	£ 10,262
Fair value through other comprehensive income	3,134	3,821	4,907
Cash collateral	2,134	2,408	2,375
Other	709	740	452
Interest and similar income	36,189	38,326	35,075
Deposits at amortised cost from banks and customers	(12,284)	(14,092)	(11,252)
Debt securities in issue	(6,006)	(6,708)	(6,344)
Subordinated liabilities	(855)	(945)	(866)
Cash collateral	(1,501)	(2,276)	(2,254)
Other	(1,042)	(1,369)	(1,650)
Interest and similar expense	(21,688)	(25,390)	(22,366)
Net interest income	14,501	12,936	12,709
Debt securities at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost to banks and customers	2,820	2,445	2,337
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost to banks and customers	£ 18,662	£ 17,836	£ 14,742